OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	May 01, 2021	Jul. 31, 2020
Fiscal 2026 (February 1, 2026 to April 30, 2026)	$ 3,526
Total undiscounted lease payments	3,526
Less: imputed interest	34
Lease liability as at July 30, 2021	$ 3,492	$ 10,169	$ 16,459	$ 22,385	$ 32,753	$ 41,333	$ 48,799	$ 49,475	$ 0